INTANGIBLE ASSETS (Schedule of Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Cost	$ 3,414	$ 3,414
Accumulated amortization	3,025	2,847
Amortized cost	389	567
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	2,170	2,170
Accumulated amortization	1,922	1,798
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,015	1,015
Accumulated amortization	978	945
Brand Names [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	229	229
Accumulated amortization	$ 125	$ 104